FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 6,021	$ 4,135
Fair value of financial liabilities	$ (62,047)	$ (62,794)
Net investment hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	8,371	7,774
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%	2.70%
Net investment hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	550.00%	600.00%
Net investment hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,380	2,877
Fair value of financial assets	$ (112)
Fair value of financial liabilities		$ (57)
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.40%
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	260.00%	270.00%
Net investment hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	3,198	3,096
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	2.00%
Net investment hedges | Interest rate caps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	250.00%	250.00%
Net investment hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		74
Rates		1.50%
Fair value of financial assets		$ 0
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	119	109
Rates	1.30%	1.30%
Fair value of financial liabilities	$ 0	$ 0
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	189	184
Rates	3.00%	3.00%
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	447	600
Fair value of financial liabilities	$ (11)	$ (95)
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	4.30%
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	160.00%	500.00%